Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Options
Outstanding, beginning	0	0	2,550,000
Expired	0	0	(2,550,000)
Outstanding, ending	0	0	0
Weighted Average Exercise Price
Outstanding, beginning	$ .00	$ .00	$ .05
Expired	.00	.00	.05
Outstaing, ending	$ .00	$ .00	$ .00